UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-4989

Exact name of registrant as specified in charter:    Voyageur Mutual Funds II

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            November 30, 2006

Item 1.  Schedule of Investments.


Schedule of Investments (Unaudited)


Delaware Tax-Free Colorado Fund
_______________________________

November 30, 2006


                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds - 96.24%

Education Revenue Bonds - 17.08%
Boulder County Development Revenue (University Corporation for Atmospheric Research)
     5.00% 9/1/33 (MBIA)                                                                              $1,000,000         $1,056,660
     5.00% 9/1/35 (AMBAC)                                                                              2,000,000          2,129,380
Colorado Educational & Cultural Facilities Authority Revenue
     (Charter School Project) 5.50% 5/1/36 (XLCA)                                                      2,280,000          2,513,768
     (Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)                                 1,000,000          1,055,720
     (Liberty Common Charter School Project) 5.125% 12/1/33 (XLCA)                                     2,740,000          2,921,141
     (Littleton Academy Charter School Project) 6.125% 1/15/31                                         2,000,000          2,087,180
     (Montessori Districts Charter School Projects) 6.125% 7/15/32                                     5,590,000          5,851,445
     (Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)                                             2,170,000          2,286,182
     (Regis University Project) 5.00% 6/1/22 (RADIAN)                                                  1,820,000          1,920,664
     (Renaissance Charter School Project) 6.75% 6/1/29                                                 2,000,000          1,980,600
     (University of Denver Project)
     Series A 5.00% 3/1/27 (MBIA)                                                                      5,000,000          5,261,100
     Series B 5.25% 3/1/35 (FGIC)                                                                      1,750,000          1,926,925
     (University of Northern Colorado Student Housing Project) 5.125% 7/1/37 (MBIA)                    7,500,000          7,878,976
     (Woodrow Wilson Charter School Project) 5.25% 12/1/34 (XLCA)                                      1,960,000          2,141,378
Colorado School Mines Auxiliary Facilities Revenue 5.00% 12/1/37 (AMBAC)                               3,130,000          3,314,388
Colorado State Board of Governors University Enterprise System Revenue
     Series B 5.00% 3/1/35 (AMBAC)                                                                     2,000,000          2,120,920
University of Colorado Enterprise System Revenue Refunding Series A 5.375% 6/1/26                      1,000,000          1,063,340
                                                                                                                          _________

                                                                                                                         47,509,767
                                                                                                                         __________

Electric Revenue Bonds - 1.88%
Colorado Springs Utilities Revenue Series A 5.00% 11/15/29                                             5,000,000          5,223,900
                                                                                                                          _________

                                                                                                                          5,223,900

Escrowed to Maturity Bonds - 2.20%
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) Series A 5.50% 3/1/32       5,000,000          5,433,250
Galleria Metropolitan District 7.25% 12/1/09                                                             645,000            672,722
                                                                                                                            _______

                                                                                                                          6,105,972
                                                                                                                          _________

Health Care Revenue Bonds - 14.14%
Colorado Health Facilities Authority Revenue
     (Adventist Health Project) 5.25% 11/15/35                                                         4,000,000          4,307,120
     (Christian Living Community Project) Series A 5.75% 1/1/37                                        1,500,000          1,579,575
     (Covenant Retirement Communities) Series A 5.50% 12/1/33 (RADIAN)                                 5,000,000          5,389,799
     (Evangelical Lutheran)
     5.00% 6/1/35                                                                                      1,000,000          1,039,570
     Series A 5.25% 6/1/34                                                                             2,000,000          2,107,120
     (Parkview Medical Center) 5.00% 9/1/25                                                            1,000,000          1,053,900
     (Porter Place) Series A 6.00% 1/20/36 (GNMA)                                                      5,000,000          5,332,300
     (Vail Valley Medical Center Project) 5.80% 1/15/27                                                3,475,000          3,721,829
Delta County Memorial Hospital District Enterprise Revenue 5.35% 9/1/17                                4,000,000          4,186,240
Denver Health & Hospital Authority Healthcare Revenue Series A 5.375% 12/1/28 (ACA)                    2,770,000          2,858,197
Mesa County Residential Care Facilities Mortgage Revenue (Hilltop Community Resources)
     Series A 5.375% 12/1/28 (RADIAN)                                                                  2,000,000          2,133,880
University of Colorado Hospital Authority Revenue Series A
     5.00% 11/15/37                                                                                    1,690,000          1,756,316
     5.60% 11/15/31                                                                                    3,650,000          3,866,628
                                                                                                                          _________

                                                                                                                         39,332,474
                                                                                                                         __________

Housing Revenue Bonds - 3.58%
Colorado Housing & Finance Authority (Multifamily Housing Insured Mortgage)
     Series A-3 6.25% 10/1/26 (FHA)                                                                      400,000            409,104
     Series C-3 6.15% 10/1/41                                                                          1,590,000          1,658,752
Denver City & County Multifamily Federal Housing Authority Revenue
   (Insured Mortgage Loan - Garden Court) 5.40% 7/1/39 (FHA)                                           2,000,000          2,059,520
Englewood Multifamily Housing Revenue (Marks Apartments Project) 6.65% 12/1/26                         5,700,000          5,821,638
                                                                                                                          _________

                                                                                                                          9,949,014
                                                                                                                          _________


Lease Revenue Bonds - 5.34%
Colorado Educational & Cultural National Conference of State Legislatures Office Building
     Facilities Authority Revenue 5.25% 6/1/21                                                         2,000,000          2,094,940
Conejos & Alamosa Counties School District #11J Certificates of Participation 6.50% 4/1/11               955,000            960,415
Denver Convention Center Hotel Authority Revenue Refunding Series A 5.00% 12/1/35 (XLCA)               3,000,000          3,214,350
El Paso County Certificates of Participation
     (Detention Facilities Project) Series B 5.00% 12/1/27 (AMBAC)                                     1,500,000          1,578,930
     (Judicial Building Project) Series A 5.00% 12/1/27 (AMBAC)                                        2,000,000          2,105,240
Fremont County Certificates of Participation Refunding & Improvement Series A
     5.25% 12/15/24 (MBIA)                                                                             3,045,000          3,283,302
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
     Series I 5.25% 7/1/33                                                                             1,500,000          1,618,035
                                                                                                                          _________

                                                                                                                         14,855,212
                                                                                                                         __________

Local General Obligation Bonds - 18.81%
Arapahoe County Water & Wastewater Public Improvement District Refunding Series A
     5.125% 12/1/32 (MBIA)                                                                             4,500,000          4,797,450
Bowles Metropolitan District 5.00% 12/1/33 (FSA)                                                       2,500,000          2,667,100
Denver West Metropolitan District 5.00% 12/1/33 (RADIAN)                                               4,000,000          4,181,280
Douglas County School District #1 Building (Douglas & Elbert Counties) Series B
     5.125% 12/15/25 (FSA)                                                                             2,000,000          2,133,700
Eagle Bend Metropolitan District #2 5.00% 12/1/35 (RADIAN)                                             3,000,000          3,165,720
El Paso County School District #2 (Harrison) 5.00% 12/1/27 (MBIA)                                      2,115,000          2,239,595
Garfield County School District #2 5.00% 12/1/25 (FSA)                                                 1,000,000          1,057,000
Garfield Pitkin & Eagle County School District #1 (Roaring Fork) Series A
     5.00% 12/15/27 (FSA)                                                                              1,500,000          1,610,250
La Plata County School District #9-R (Durango) 5.125% 11/1/24 (MBIA)                                   1,000,000          1,073,440
Lincoln Park Metropolitan District 7.75% 12/1/26                                                       2,500,000          2,682,925
Loveland Special Improvements District #1 7.50% 7/1/29                                                 5,540,000          5,545,041
Lowry Economic Redevelopment Authority Revenue
     7.80% 12/1/10                                                                                     6,205,000          6,348,584
     Series A 7.30% 12/1/10                                                                              645,000            657,965
Meridian Metropolitan District Refunding Series A 5.00% 12/1/31 (RADIAN)                               7,000,000          7,242,339
North Range Metropolitan District #1 7.25% 12/15/31                                                    3,390,000          3,673,031
Saddle Rock Colorado Metropolitan District 5.35% 12/1/31 (RADIAN)                                      1,580,000          1,665,478
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)                            500,000            529,490
Vista Ridge Metropolitan District Refunding & Improvement (Limited Tax) Series A
     5.125% 12/1/40 (RADIAN)                                                                           1,000,000          1,066,920
                                                                                                                          _________

                                                                                                                         52,337,308
                                                                                                                         __________

$ Pre-Refunded Bonds - 16.07%
Aurora Certificates of Participation 5.50% 12/1/30-10 (AMBAC)                                          8,000,000          8,569,599
Boulder County Hospital Revenue (Development Longmont United Hospital Project)
     5.60% 12/1/27-07 (RADIAN)                                                                         1,250,000          1,285,213
     6.00% 12/1/30-10 (RADIAN)                                                                         5,000,000          5,444,600
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29-09 (MBIA)                                1,250,000          1,346,725
Colorado Educational & Cultural Facilities Authority Revenue
     (Core Knowledge Charter School Project) 7.00% 11/1/29-09                                          1,000,000          1,094,110
     (Pinnacle Charter School Project) 6.00% 12/1/21-11                                                1,750,000          1,941,135
     (Stargate Charter School Project) 6.125% 5/1/33                                                   2,000,000          2,285,240
     (University of Denver Project) 5.375% 3/1/23-11 (AMBAC)                                           2,000,000          2,144,020
Colorado Springs Revenue (Colorado College Project) 5.375% 6/1/32-09                                   2,570,000          2,708,395
E-470 Public Highway Authority Revenue Series A 5.75% 9/1/35-10 (MBIA)                                 3,100,000          3,395,833
El Paso County School District #49 (Falcon) 5.50% 12/1/21-11 (FGIC)                                    3,580,000          3,899,980
Fremont County School District #1 (Canon City) 5.00% 12/1/24-13 (MBIA)                                 1,735,000          1,889,207
Greeley County Building Authority Certificates of Participation 6.10% 8/15/16-07                       2,600,000          2,646,098
Pueblo County Certificates of Participation 6.50% 12/1/24-10                                           5,460,000          6,042,145
                                                                                                                          _________

                                                                                                                         44,692,300
                                                                                                                         __________

Special Tax Bonds - 2.74%
Gypsum Sales Tax & General Funding Revenue 5.25% 6/1/30                                                2,690,000          2,959,860
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/46              1,200,000          1,270,608
South Suburban Park & Recreation District (Golf Course & Ice Arena Facility) 6.00% 11/1/15             2,330,000          2,356,143
Westminster Golf Course 5.55% 12/1/23 (RADIAN)                                                         1,000,000          1,040,060
                                                                                                                          _________

                                                                                                                          7,626,671
                                                                                                                          _________

State General Obligation Bonds - 3.66%
Puerto Rico Commonwealth
     Series A 5.25% 7/1/30                                                                             2,000,000          2,188,200
     Series B 5.00% 7/1/35                                                                               500,000            531,080
Puerto Rico Commonwealth Government Development Bank Senior Notes
     Series B 5.00% 12/1/14                                                                            1,000,000          1,079,770
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/21                                      4,000,000          4,309,640
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)                     2,000,000          2,078,020
                                                                                                                          _________

                                                                                                                         10,186,710
                                                                                                                         __________


Transportation Revenue Bonds - 9.62%
Denver City & County Airport Revenue
     Series A 5.00% 11/15/25 (FGIC)                                                                    2,000,000          2,162,060
     Series B 5.00% 11/15/33 (XLCA)                                                                    4,000,000          4,234,560
     Series E 5.25% 11/15/23 (MBIA)                                                                    8,250,000          8,444,123
Northwest Parkway Public Highway Authority Series A 5.25% 6/15/41 (FSA)                               11,100,000         11,921,178
                                                                                                                         __________

                                                                                                                         26,761,921
                                                                                                                         __________

Water & Sewer Revenue Bonds - 1.12%
Ute Utility Water Conservancy District Water Revenue 5.75% 6/15/20 (MBIA)                              2,900,000          3,128,578
                                                                                                                          _________

                                                                                                                          3,128,578
                                                                                                                          _________

Total Municipal Bonds (cost $249,687,075)                                                                               267,709,827
                                                                                                                        ___________

Short-Term Investments - 0.54%

~ Variable Rate Demand Notes - 0.54%
Platte River Power Authority Electric Revenue Senior Lien Series S-1 3.46% 6/1/18
     (SPA - Morgan Guaranty Trust)                                                                     1,500,000          1,500,000
                                                                                                                          _________


Total Short-Term Investments (cost $1,500,000)                                                                            1,500,000
                                                                                                                          _________


Total Market Value of Securities - 96.78%
     (cost $251,187,074)                                                                                                269,209,827

Receivables and Other Assets Net of Liabilities (See Notes) - 3.22%                                                       8,965,272
                                                                                                                          _________


Net Assets Applicable to 24,941,980 Shares Outstanding - 100.00%                                                       $278,175,099
                                                                                                                       ____________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
~ Variable rate security. The interest rate shown is the rate as of November 30, 2006.


Summary of Abbreviations:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Assurance


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Colorado Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                                 $251,201,854
                                                                    ____________

Aggregate unrealized appreciation                                     18,027,373
Aggregate unrealized depreciation                                         19,400
                                                                    ____________

Net unrealized appreciation                                         $ 18,007,973
                                                                    ____________

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $8,886,283 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,054,025 expires in 2009, $4,571,043 expires in 2012, $57,695 expires in 2013 and $2,203,520 expires in
2014.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: